John Hancock Global Shareholder Yield Fund

Supplement dated 7-5-13 to the current Class NAV shares Prospectus

In the "Fund Summary" section, the Annual fund operating expenses table is revised and restated as follows:

Annual fund operating expenses (% ) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.81
Other expenses	0.09
Total annual fund operating expenses	0.90

¹ "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.

(John Hancock Global Shareholder Yield Fund)
John Hancock Global Shareholder Yield Fund Supplement dated 7-5-13 to the current Class NAV shares Prospectus
In the "Fund Summary" section, the Annual fund operating expenses table is revised and restated as follows:

Annual fund operating expenses (% ) (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses (John Hancock Global Shareholder Yield Fund)		Class NAV
Management fee	[1]	0.81%
Other expenses		0.09%
Total annual fund operating expenses		0.90%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.

Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (John Hancock Global Shareholder Yield Fund), Class NAV)	0 Months Ended
Jul. 01, 2013
(John Hancock Global Shareholder Yield Fund) | Class NAV
Operating Expenses:
Management fee	0.81% [1]
Other expenses	0.09%
Total annual fund operating expenses	0.90%

[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar 31, 2013
Registrant Name	dei_EntityRegistrantName	John Hancock Funds III
Central Index Key	dei_EntityCentralIndexKey	0001329954
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul 5, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jul 5, 2013
Prospectus Date	rr_ProspectusDate	Jul 1, 2013
Supplement [Text Block]	jh3_SupplementTextBlock

John Hancock Global Shareholder Yield Fund

Supplement dated 7-5-13 to the current Class NAV shares Prospectus

In the "Fund Summary" section, the Annual fund operating expenses table is revised and restated as follows:

Annual fund operating expenses (% ) (expenses that you pay each year as a percentage of the value of your investment)	Class NAV
Management fee[1]	0.81
Other expenses	0.09
Total annual fund operating expenses	0.90

¹ "Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.

(John Hancock Global Shareholder Yield Fund)
Risk/Return:	rr_RiskReturnAbstract
Supplement - [Text Block]	jh3_SupplementTextBlock01	John Hancock Global Shareholder Yield Fund Supplement dated 7-5-13 to the current Class NAV shares Prospectus
Expense Narrative Supplement [Text Block]	jh3_SupplementTextBlock02	In the "Fund Summary" section, the Annual fund operating expenses table is revised and restated as follows:
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (% ) (expenses that you pay each year as a percentage of the value of your investment)
(John Hancock Global Shareholder Yield Fund) | Class NAV
Risk/Return:	rr_RiskReturnAbstract
Management fee	rr_ManagementFeesOverAssets	0.81%	[1]
Other expenses	rr_OtherExpensesOverAssets	0.09%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.90%
[1]	"Management fee" has been restated to reflect the contractual management fee schedule effective July 1, 2012.